Lease Liabilities (Details) - Schedule of financing lease liability - USD ($)	Jul. 31, 2022	Oct. 31, 2021
Schedule Of Financing Lease Liability Abstract
Financing lease payables for equipment	$ 200,509	$ 200,509
Reduction of financing lease liability	(59,648)	(13,650)
Total	140,861	186,859
Less: short term portion	(66,926)	(62,210)
Long term portion	$ 73,935	$ 124,649